WARRANTS (Details) $ / shares in Units, $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($) D $ / shares shares
WARRANTS
Number of warrants for each share | shares	1
Warrant exercise price	$ 11.5
Number of fractional warrants that will be issued upon separation of the units | shares	0
Warrants price	$ 0.01
Stock price trigger	$ 18
Trading days for redemption of warrant | D	20
Consecutive trading days for redemption of warrant | D	30
Warrants expiration term	5 years
Derivative Liability | $	$ 0.5